UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08220

Voya Variable Products Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2017 to June 30, 2017

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
June 30, 2017
Classes ADV, I, R6, S and S2
Voya Variable Products Trust
■
Voya MidCap Opportunities Portfolio

■
Voya SmallCap Opportunities Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Guiding through the Headlines
Dear Shareholder,
So far this year, investors have been rewarded for, the most part, ignoring the volatility in news headlines and focusing on market fundamentals — improving corporate earnings in a supportive global economy. On the back of strong equity returns in 2017, one of the big questions on investors’ minds is, where does the U.S. now stand in the business and economic cycle? It matters greatly for asset allocators, who have to determine the proper mix of equity and fixed income investments in client portfolios.
In our view, the U.S. is squarely in the late stages of the business cycle, with the U.S. Federal Reserve Board (“Fed”) tightening monetary policy and unemployment falling to new lows. The rest of the world is behind the U.S. with more slack to be absorbed, but central banks are starting to talk about adjusting monetary policy to match underlying economic strength. We believe this is not necessarily bad for equities, especially when monetary policy is being renormalized from an extremely accommodative stance.
Monetary policy has been a critical driver of bond returns this year. Unemployment currently stands at 4.3%, below the 4.7% level above which the Fed believes inflation rises. But wage growth is tame and inflation has been soft for the past few months, which we believe should help corporate profit margins and work to extend the business cycle. With a benign interest-rate tightening cycle thus far, a currently low risk of recession and good but not spectacular growth, we believe that the U.S. is in a “goldilocks” environment, at least for the near term.
Does this mean one should assume that the good times will keep rolling? Maybe. The pace of equity gains may slow as we make it through the year, but that doesn’t mean investors should be switching their allocations. The best way to keep on track to meet your goals is not with the latest business media updates but with the guidance of your investment advisor. If your long-term investment goals have changed, thoroughly discuss them with your investment advisor before making any changes to your investment strategy.
We seek to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 31, 2017
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

Market Perspective: Six Months Ended June 30, 2017

As our new fiscal year got under way, investor sentiment was still reeling from the unexpected result of the U.S. presidential election. For this and perhaps more importantly, other reasons, global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, forged ahead in 2017, rising in every month, to end the first half of the fiscal year up 8.25%. (The Index returned 10.66% for the six-month period ended June 30, 2017, measured in U.S. dollars.)
Markets were thrown into disarray when on November 8, the new U.S. President was elected on a platform of massive infrastructure spending, tax reductions, lighter financial regulation, trade protectionism and the repeal of the Affordable Care Act.
Having drifted sideways, the Index jumped 5.5% by the end of 2016. The platform was seen as reflationary in the U.S. and elsewhere. The yield curve, which had been rising and steepening, did so faster than ever, especially when the Federal Open Market Committee (“FOMC”) raised the federal funds rate by 25bp (0.25%) on December 14 and projected three more similar raises in 2017.
The term “reflation trade”, meaning the positioning of a portfolio to take advantage of an expected increase in demand, economic activity, inflation and interest rates, had been part of the market pundit’s lexicon for years. There is no doubt that it received new impetus after the election, given the legislative agenda described above and the fact that the party charged with getting it enacted had a majority in both houses of Congress.
Yet expectations for this agenda to drive the reflation trade soon faded in 2017. Item 1 would be to repeal and replace the Affordable Care Act. The second version of the bill narrowly passed the House on May 4 after the first was abandoned. The Senate’s somewhat different version still lacked 50 votes as June ended. Complex and contentious issues were involved, as they are with policies on tax reform, deregulation and infrastructure spending. Commentators increasingly cautioned that this and other political controversies would impede and at least delay any meaningful reflationary boost from policy.
However, investors seemed to take comfort from signs, emerging even before the election, of budding reflation in key economic areas, which would continue to grow in 2017.
In the euro zone, unemployment edged down to 9.3%, still high but the lowest in eight years. The region’s composite purchasing managers’ index reached and held at a six-year high. Gross domestic product (“GDP”) grew 1.9% year over year in the first quarter of 2017, within striking distance of the UK (2.0%) and U.S. (2.1%). The Economic Sentiment Indicator for June came in at the best level in nearly 10 years and by then European Central Bank President Draghi was hinting that monetary tightening was on the horizon.
China had been a grave concern early in 2016, due to declining growth, policy missteps and ballooning debt. But over the next 12 months, matters stabilized. While too much debt and sharply rising home prices were still problems, GDP growth was targeted at 6.5% year-over-year. Actual growth in the first quarter of 2017 was 6.9%. Very much in the reflation theme, producer prices, after 54 consecutive months of annual declines, turned and stayed positive from September 2016.
In the U.S., the labor market continued to tighten. The June employment report, although disappointing in the number of new jobs created (138,000), showed the unemployment rate falling to 4.3%. Corporate earnings were improving (see below). It was no surprise when the FOMC added a further 25bp (0.25%) in March and another in June to the federal funds rate.
To be sure there remained areas of sluggishness, like core consumer price inflation and wage growth, but each piece of negative news, whether economic or political, seemed to excite a buy-the-dip mentality and June ended with the Index barely below its best level.
In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) rose 2.27% in the half-year. The Bloomberg Barclays U.S. Treasury Bond sub-index gained 1.87%, a little better than the coupon as the yield curve mostly fell. Indices of riskier classes outperformed Treasuries. The Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index rose 3.80%, the Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) rose 4.92%.
U.S. equities, represented by the S&P 500® Index including dividends, climbed 9.34% in the six months through June. The earnings per share of its constituent companies topped 13% growth year-over-year in the first quarter of 2017, the best since 2011. The technology sector was the leader, up 17.23%, although it fell more than 4% in the last three weeks on valuation concerns. Energy was the weakest sector, down 12.61%, with oil prices down nearly 14% over the period.
In currencies, the dollar fell 7.84% against the euro, 4.89% against the pound and 4.27% against the yen. While the U.S. was far ahead of the other regions in terms of monetary tightening, the beginning of the period was near the peak of the euphoria surrounding the reflation trade that had driven the dollar higher.
In international markets, the MSCI Japan® Index gained 5.89% over the half-year, in an environment of improving corporate governance and profitability, with little competition from fixed income investments. The MSCI Europe ex UK® Index added 9.23%. Aside from the positive developments noted above, corporate earnings were improving and political fears were assuaged by the election of a centrist President in France. The MSCI UK® Index rose 4.64%. More than 2% was lost in June, after an election called to give the ruling party a dominant majority and facilitate Brexit negotiations, resulted in a hung parliament.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Bloomberg Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid Annualized Expense Ratio	Beginning During the Period Ended June 30, 2017*	Ending Account Value January 1, 2017	Expenses Paid Account Value June 30, 2017	Annualized Expense Ratio	During the Period Ended June 30, 2017*
Voya MidCap Opportunities Portfolio
Class ADV	$1,000.00	$1,124.60	1.31%	$6.90	$1,000.00	$1,018.30	1.31%	$6.56
Class I	1,000.00	1,127.20	0.81	4.27	1,000.00	1,020.78	0.81	4.06
Class R6	1,000.00	1,127.20	0.81	4.27	1,000.00	1,020.78	0.81	4.06
Class S	1,000.00	1,126.30	1.06	5.59	1,000.00	1,019.54	1.06	5.31
Class S2	1,000.00	1,124.50	1.21	6.37	1,000.00	1,018.79	1.21	6.06
Voya SmallCap Opportunities Portfolio
Class ADV	$1,000.00	$1,096.60	1.37%	$7.12	$1,000.00	$1,018.00	1.37%	$6.85
Class I	1,000.00	1,099.10	0.87	4.53	1,000.00	1,020.48	0.87	4.36
Class R6	1,000.00	1,099.10	0.87	4.53	1,000.00	1,020.48	0.87	4.36
Class S	1,000.00	1,097.90	1.12	5.83	1,000.00	1,019.24	1.12	5.61
Class S2	1,000.00	1,097.20	1.27	6.60	1,000.00	1,018.50	1.27	6.36

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited)

	Voya MidCap Opportunities Portfolio	Voya SmallCap Opportunities Portfolio
ASSETS:
Investments in securities at fair value+*	$1,221,686,751	$426,085,971
Short-term investments at fair value**	54,265,236	38,916,792
Total investments at fair value	$1,275,951,987	$465,002,763
Cash	353	545
Receivables:
Investment securities sold	1,899,757	2,976,825
Fund shares sold	487,359	243,175
Dividends	598,185	218,672
Prepaid expenses	5,936	1,794
Other assets	36,631	9,563
Total assets	1,278,980,208	468,453,337
LIABILITIES:
Payable for investment securities purchased	5,146,549	3,349,883
Payable for fund shares redeemed	595,959	91,959
Payable upon receipt of securities loaned	29,345,236	27,982,792
Payable for investment management fees	806,385	297,004
Payable for distribution and shareholder service fees	160,556	46,920
Payable to trustees under the deferred compensation plan (Note 6)	36,631	9,563
Payable for trustee fees	6,179	2,120
Other accrued expenses and liabilities	170,793	48,781
Total liabilities	36,268,288	31,829,022
NET ASSETS	$1,242,711,920	$436,624,315
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$924,781,205	$327,324,368
Undistributed (distributions in excess of) net investment income or accumulated net investment loss	38,806	(7,632)
Accumulated net realized gain	163,905,640	60,055,166
Net unrealized appreciation	153,986,269	49,252,413
NET ASSETS	$1,242,711,920	$436,624,315
+ Including securities loaned at value	$28,588,830	$27,260,340
* Cost of investments in securities	$1,067,700,482	$376,833,558
** Cost of short-term investments	$54,265,236	$38,916,792
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited) (continued)

	Voya MidCap Opportunities Portfolio	Voya SmallCap Opportunities Portfolio
Class ADV
Net assets	$129,088,898	$77,034,177
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	9,997,619	2,990,943
Net asset value and redemption price per share	$12.91	$25.76
Class I
Net assets	$605,238,893	$271,330,346
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	43,568,001	9,631,406
Net asset value and redemption price per share	$13.89	$28.17
Class R6
Net assets	$5,012,433	$17,626,205
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	360,790	625,779
Net asset value and redemption price per share	$13.89	$28.17
Class S
Net assets	$490,960,939	$65,300,307
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	37,194,497	2,456,051
Net asset value and redemption price per share	$13.20	$26.59
Class S2
Net assets	$12,410,757	$5,333,280
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	947,079	204,611
Net asset value and redemption price per share	$13.10	$26.07
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2017 (Unaudited)

	Voya MidCap Opportunities Portfolio	Voya SmallCap Opportunities Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,911,523	$1,872,852
Securities lending income, net	82,243	226,908
Total investment income	5,993,766	2,099,760
EXPENSES:
Investment management fees	4,785,692	1,744,252
Distribution and shareholder service fees:
Class ADV	318,695	184,002
Class S	606,053	82,038
Class S2	24,136	10,477
Transfer agent fees	929	512
Shareholder reporting expense	41,140	17,292
Professional fees	32,680	14,140
Custody and accounting expense	67,140	28,516
Trustee fees	18,537	6,361
Miscellaneous expense	32,581	11,492
Interest expense	54	303
Total expenses	5,927,637	2,099,385
Net expenses	5,927,637	2,099,385
Net investment income	66,129	375
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	95,929,408	35,995,002
Foreign currency related transactions	8,738	—
Net realized gain	95,938,146	35,995,002
Net change in unrealized appreciation (depreciation) on:
Investments	50,044,119	3,249,845
Net change in unrealized appreciation (depreciation)	50,044,119	3,249,845
Net realized and unrealized gain	145,982,265	39,244,847
Increase in net assets resulting from operations	$146,048,394	$39,245,222
* Foreign taxes withheld	$9,248	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya MidCap Opportunities Portfolio		Voya SmallCap Opportunities Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$66,129	$893,616	$375	$220,122
Net realized gain	95,938,146	71,471,929	35,995,002	25,136,235
Net change in unrealized appreciation (depreciation)	50,044,119	10,316,906	3,249,845	21,110,599
Increase in net assets resulting from operations	146,048,394	82,682,451	39,245,222	46,466,956
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(873,421)	—	(213,617)	—
Class R6	(3,353)	—	(8,787)	—
Net realized gains:
Class ADV	—	(14,488,314)	—	(5,775,639)
Class I	—	(63,935,158)	—	(19,134,531)
Class R6	—	(329)	—	(7,353)
Class S	—	(56,874,427)	—	(6,062,648)
Class S2	—	(1,301,480)	—	(375,209)
Total distributions	(876,774)	(136,599,708)	(222,404)	(31,355,380)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	47,578,956	125,706,122	46,234,683	66,902,353
Reinvestment of distributions	876,770	136,599,379	222,404	31,355,122
	48,455,726	262,305,501	46,457,087	98,257,475
Cost of shares redeemed	(136,777,867)	(234,863,067)	(51,519,671)	(62,272,240)
Net increase (decrease) in net assets resulting from capital share transactions	(88,322,141)	27,442,434	(5,062,584)	35,985,235
Net increase (decrease) in net assets	56,849,479	(26,474,823)	33,960,234	51,096,811
NET ASSETS:
Beginning of year or period	1,185,862,441	1,212,337,264	402,664,081	351,567,270
End of year or period	$1,242,711,920	$1,185,862,441	$436,624,315	$402,664,081
Undistributed (distributions in excess of) net investment income or accumulated net investment loss at end of year or period	$38,806	$849,451	$(7,632)	$214,397

See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya MidCap Opportunities Portfolio
Class ADV
06-30-17	11.48	(0.02)•	1.45	1.43	—	—	—	—	—	12.91	12.46	1.31	1.31	1.31	(0.33)	129,089	49
12-31-16	12.14	(0.03)	0.81	0.78	—	1.44	—	1.44	—	11.48	6.78	1.31	1.31	1.31	(0.27)	122,629	91
12-31-15	14.50	(0.06)	(0.04)	(0.10)	—	2.26	—	2.26	—	12.14	(0.04)	1.31	1.31	1.31	(0.47)	133,648	94
12-31-14	16.02	(0.00)*•	1.11	1.11	0.04	2.59	—	2.63	—	14.50	8.29	1.30	1.30	1.30	(0.03)	143,532	98
12-31-13	12.51	(0.05)	3.92	3.87	—	0.36	—	0.36	—	16.02	31.34	1.30	1.30	1.30	(0.34)	143,300	81
12-31-12	11.34	0.01	1.52	1.53	0.04	0.32	—	0.36	—	12.51	13.61	1.34	1.34	1.34	0.09	81,463	89
Class I
06-30-17	12.34	0.01	1.56	1.57	0.02	—	—	0.02	—	13.89	12.72	0.81	0.81	0.81	0.17	605,239	49
12-31-16	12.89	0.03	0.86	0.89	—	1.44	—	1.44	—	12.34	7.27	0.81	0.81	0.81	0.24	577,101	91
12-31-15	15.17	0.00*	(0.02)	(0.02)	—	2.26	—	2.26	—	12.89	0.52	0.81	0.81	0.81	0.02	538,645	94
12-31-14	16.58	0.08	1.16	1.24	0.06	2.59	—	2.65	—	15.17	8.85	0.80	0.80	0.80	0.49	733,894	98
12-31-13	12.88	0.02	4.05	4.07	0.01	0.36	—	0.37	—	16.58	31.97	0.80	0.80	0.80	0.16	796,010	81
12-31-12	11.63	0.07	1.57	1.64	0.07	0.32	—	0.39	—	12.88	14.20	0.84	0.84	0.84	0.56	614,151	89
Class R6
06-30-17	12.34	0.01	1.56	1.57	0.02	—	—	0.02	—	13.89	12.72	0.81	0.81	0.81	0.17	5,012	49
12-31-16	12.89	0.04•	0.85	0.89	—	1.44	—	1.44	—	12.34	7.27	0.81	0.81	0.81	0.33	1,129	91
11-24-15(5) - 12-31-15	13.14	0.00*•	(0.25)	(0.25)	—	—	—	—	—	12.89	(1.90)	0.81	0.81	0.81	0.29	3	94
Class S
06-30-17	11.72	(0.00)*	1.48	1.48	—	—	—	—	—	13.20	12.63	1.06	1.06	1.06	(0.08)	490,961	49
12-31-16	12.34	(0.00)*	0.82	0.82	—	1.44	—	1.44	—	11.72	7.01	1.06	1.06	1.06	(0.02)	473,516	91
12-31-15	14.66	(0.03)	(0.03)	(0.06)	—	2.26	—	2.26	—	12.34	0.25	1.06	1.06	1.06	(0.22)	526,751	94
12-31-14	16.14	0.04	1.12	1.16	0.05	2.59	—	2.64	—	14.66	8.56	1.05	1.05	1.05	0.24	605,241	98
12-31-13	12.57	(0.01)	3.94	3.93	—	0.36	—	0.36	—	16.14	31.68	1.05	1.05	1.05	(0.09)	689,091	81
12-31-12	11.37	0.04	1.53	1.57	0.05	0.32	—	0.37	—	12.57	13.92	1.09	1.09	1.09	0.29	435,586	89
Class S2
06-30-17	11.65	(0.01)•	1.46	1.45	—	—	—	—	—	13.10	12.45	1.21	1.21	1.21	(0.24)	12,411	49
12-31-16	12.29	(0.02)	0.82	0.80	—	1.44	—	1.44	—	11.65	6.87	1.24	1.21	1.21	(0.17)	11,488	91
12-31-15	14.63	(0.05)	(0.03)	(0.08)	—	2.26	—	2.26	—	12.29	0.12	1.31	1.21	1.21	(0.37)	13,291	94
12-31-14	16.13	0.01	1.13	1.14	0.05	2.59	—	2.64	—	14.63	8.39	1.30	1.20	1.20	0.06	14,052	98
12-31-13	12.58	(0.03)	3.94	3.91	—	0.36	—	0.36	—	16.13	31.49	1.30	1.20	1.20	(0.24)	14,530	81
12-31-12	11.38	0.02	1.54	1.56	0.04	0.32	—	0.36	—	12.58	13.79	1.34	1.24	1.24	0.18	7,243	89
Voya SmallCap Opportunities Portfolio
Class ADV
06-30-17	23.49	(0.05)•	2.32	2.27	—	—	—	—	—	25.76	9.66	1.37	1.37	1.37	(0.37)	77,034	44
12-31-16	23.00	(0.06)	2.75	2.69	—	2.20	—	2.20	—	23.49	12.80	1.37	1.37	1.37	(0.30)	70,076	73
12-31-15	26.26	(0.15)•	(0.36)	(0.51)	—	2.75	—	2.75	—	23.00	(1.36)	1.38	1.38	1.38	(0.58)	59,615	55
12-31-14	27.68	(0.14)•	1.29	1.15	—	2.57	—	2.57	—	26.26	5.07	1.38	1.38	1.38	(0.53)	48,982	33
12-31-13	21.37	(0.16)•	8.07	7.91	—	1.60	—	1.60	—	27.68	38.39	1.38	1.38	1.38	(0.63)	42,105	40
12-31-12	20.73	(0.07)•	3.00	2.93	—	2.29	—	2.29	—	21.37	14.63	1.41	1.41	1.41	(0.34)	14,236	57
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya SmallCap Opportunities Portfolio (continued)
Class I
06-30-17	25.65	0.02•	2.52	2.54	0.02	—	—	0.02	—	28.17	9.91	0.87	0.87	0.87	0.13	271,330	44
12-31-16	24.79	0.05	3.01	3.06	—	2.20	—	2.20	—	25.65	13.40	0.87	0.87	0.87	0.20	256,039	73
12-31-15	27.95	(0.02)	(0.39)	(0.41)	—	2.75	—	2.75	—	24.79	(0.91)	0.88	0.88	0.88	(0.08)	217,750	55
12-31-14	29.14	(0.01)	1.39	1.38	—	2.57	—	2.57	—	27.95	5.62	0.88	0.88	0.88	(0.03)	195,608	33
12-31-13	22.32	(0.04)	8.46	8.42	—	1.60	—	1.60	—	29.14	39.06	0.88	0.88	0.88	(0.16)	196,665	40
12-31-12	21.46	0.01	3.14	3.15	—	2.29	—	2.29	—	22.32	15.18	0.91	0.91	0.91	0.03	136,300	57
Class R6
06-30-17	25.65	0.03•	2.51	2.54	0.02	—	—	0.02	—	28.17	9.91	0.87	0.87	0.87	0.22	17,626	44
12-31-16	24.80	0.12•	2.93	3.05	—	2.20	—	2.20	—	25.65	13.35	0.87	0.87	0.87	0.48	4,270	73
11-24-15(5) - 12-31-15	25.87	0.01•	(1.08)	(1.07)	—	—	—	—	—	24.80	(4.14)	0.88	0.88	0.88	0.53	3	55
Class S
06-30-17	24.22	(0.02)•	2.39	2.37	—	—	—	—	—	26.59	9.79	1.12	1.12	1.12	(0.12)	65,300	44
12-31-16	23.59	(0.01)	2.84	2.83	—	2.20	—	2.20	—	24.22	13.09	1.12	1.12	1.12	(0.06)	67,086	73
12-31-15	26.80	(0.09)	(0.37)	(0.46)	—	2.75	—	2.75	—	23.59	(1.13)	1.13	1.13	1.13	(0.34)	69,745	55
12-31-14	28.12	(0.08)	1.33	1.25	—	2.57	—	2.57	—	26.80	5.35	1.13	1.13	1.13	(0.29)	77,319	33
12-31-13	21.64	(0.11)•	8.19	8.08	—	1.60	—	1.60	—	28.12	38.71	1.13	1.13	1.13	(0.42)	89,527	40
12-31-12	20.91	(0.05)	3.07	3.02	—	2.29	—	2.29	—	21.64	14.95	1.16	1.16	1.16	(0.22)	68,682	57
Class S2
06-30-17	23.76	(0.03)•	2.34	2.31	—	—	—	—	—	26.07	9.72	1.27	1.27	1.27	(0.27)	5,333	44
12-31-16	23.21	(0.04)	2.79	2.75	—	2.20	—	2.20	—	23.76	12.95	1.30	1.27	1.27	(0.20)	5,192	73
12-31-15	26.46	(0.12)	(0.38)	(0.50)	—	2.75	—	2.75	—	23.21	(1.31)	1.38	1.28	1.28	(0.49)	4,454	55
12-31-14	27.84	(0.11)	1.30	1.19	—	2.57	—	2.57	—	26.46	5.19	1.38	1.28	1.28	(0.43)	4,649	33
12-31-13	21.47	(0.13)	8.10	7.97	—	1.60	—	1.60	—	27.84	38.50	1.38	1.28	1.28	(0.57)	4,354	40
12-31-12	20.79	(0.06)•	3.03	2.97	—	2.29	—	2.29	—	21.47	14.79	1.41	1.31	1.31	(0.27)	3,205	57

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Variable Products Trust (the “Trust”) is a business trust organized under the laws of the Commonwealth of Massachusetts on December 17, 1993 and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. There are two active separate investment series (each a “Portfolio” and collectively the “Portfolios”) that comprise the Trust: Voya MidCap Opportunities Portfolio (“MidCap Opportunities”) and Voya SmallCap Opportunities Portfolio (“SmallCap Opportunities”), each a diversified series of the Trust. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser Class (“Class ADV”), Class I, Class R6, Class S, and Service 2 Class (“Class S2”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
For the period ended June 30, 2017, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income are declared and paid quarterly by each Portfolio. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.
H. Securities Lending. Each Portfolio may temporarily loan up to 33% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
I. Illiquid and Restricted Securities. Each Portfolio may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Portfolio to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or are securities offered pursuant to Section 4(a)(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as that term is used in the 1940 Act, determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the Securities Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2017, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:
	Purchases	Sales
MidCap Opportunities	$596,282,392	$675,504,280
SmallCap Opportunities	179,720,491	183,801,778

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
MidCap Opportunities	0.85% on the first $250 million; 0.80% on the next $400 million; 0.75% on the next $450 million; and 0.70% in excess of $1.1 billion
SmallCap Opportunities	0.85% on the first $250 million; 0.80% on the next $250 million; 0.75% on the next $250 million; 0.70% on the next $250 million; and 0.65% in excess of $1 billion
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV and Class S2 shares of the respective Portfolios are subject to a shareholder service and distribution plan (the “Plan”). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the average daily net assets attributable to its Class S2 shares.
Class S shares of the Portfolios are subject to a shareholder services plan (the “Shareholder Services Plan”). Under the Shareholder Services Plan, each Portfolio pays the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares as compensation for services the Distributor provides and expenses it bears in connection with shareholder services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2017, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	SmallCap Opportunities	9.26%
Voya Institutional Trust Company	MidCap Opportunities	11.72
	SmallCap Opportunities	39.53
Voya Insurance and Annuity Company	MidCap Opportunities	34.97
	SmallCap Opportunities	10.88
Voya Retirement Insurance and Annuity Company	MidCap Opportunities	35.90
	SmallCap Opportunities	38.34
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit the expenses excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
MidCap Opportunities(1)	1.40%	0.90%	0.90%	1.10%	1.30%
SmallCap Opportunities	1.42%	0.92%	0.92%	1.17%	1.32%

(1)
Pursuant to a side letter agreement, the Investment Adviser has further lowered the expense limits for MidCap Opportunities to 1.35%, 0.85%, 0.85%, 1.10%, and 1.25% for Class ADV, Class I, Class R6, Class S and Class S2, respectively. The side letter agreement will continue through May 1, 2019. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2017, the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.
The Expense Limitation Agreement is contractual through May 1, 2018, except for MidCap Opportunities, which is through May 1, 2019, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 19, 2017, the line of credit was renewed and each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolios or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the period ended June 30, 2017.
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
SmallCap Opportunities	3	$1,932,000	1.91%

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
MidCap Opportunities
Class ADV
6/30/2017	269,128	—	—	(951,980)	(682,852)	3,347,705	—	—	(11,828,487)	(8,480,782)
12/31/2016	460,870	—	1,301,735	(2,089,460)	(326,855)	5,353,852	—	14,488,314	(24,406,119)	(4,563,953)
Class I
6/30/2017	2,018,470	—	65,621	(5,282,179)	(3,198,088)	27,318,001	—	873,421	(70,955,954)	(42,764,532)
12/31/2016	8,368,160	—	5,359,192	(8,764,321)	4,963,031	106,951,807	—	63,935,158	(109,246,235)	61,640,730

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
MidCap Opportunities (continued)
Class R6
6/30/2017	279,813	—	251	(10,736)	269,328	3,811,544	—	3,349	(142,685)	3,672,208
12/31/2016	95,169	—	—	(3,936)	91,233	1,154,915	—	—	(48,064)	1,106,851
Class S
6/30/2017	965,320	—	—	(4,162,942)	(3,197,622)	12,204,769	—	—	(52,469,911)	(40,265,142)
12/31/2016	889,228	—	5,010,963	(8,198,590)	(2,298,399)	10,746,957	—	56,874,427	(97,086,630)	(29,465,246)
Class S2
6/30/2017	71,230	—	—	(110,462)	(39,232)	896,937	—	—	(1,380,830)	(483,893)
12/31/2016	127,392	—	115,379	(338,269)	(95,498)	1,498,591	—	1,301,480	(4,076,019)	(1,275,948)
SmallCap Opportunities
Class ADV
6/30/2017	201,675	—	—	(193,923)	7,752	5,000,531	—	—	(4,802,720)	197,811
12/31/2016	476,847	—	274,377	(360,512)	390,712	10,687,130	—	5,775,639	(7,943,167)	8,519,602
Class I
6/30/2017	926,698	—	7,923	(1,285,226)	(350,605)	25,061,702	—	213,617	(34,723,847)	(9,448,528)
12/31/2016	1,938,154	—	834,476	(1,573,815)	1,198,815	46,167,128	—	19,134,531	(37,913,250)	27,388,409
Class R6
6/30/2017	490,912	—	326	(31,975)	459,263	13,381,100	—	8,787	(885,029)	12,504,858
12/31/2016	181,753	—	310	(15,664)	166,399	4,532,224	—	7,095	(376,859)	4,162,460
Class S
6/30/2017	93,378	—	—	(407,347)	(313,969)	2,410,015	—	—	(10,381,213)	(7,971,198)
12/31/2016	192,377	—	279,771	(659,234)	(187,086)	4,411,980	—	6,062,648	(15,180,434)	(4,705,806)
Class S2
6/30/2017	15,143	—	—	(29,060)	(13,917)	381,335	—	—	(726,862)	(345,527)
12/31/2016	48,049	—	17,632	(39,042)	26,639	1,103,891	—	375,209	(858,530)	620,570
NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios.
The following tables represent a summary of the Portfolios’ securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2017:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

MidCap Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$3,322	$(3,322)	$—
Credit Suisse Securities (USA) LLC	6,164,427	(6,164,427)	—
Goldman Sachs & Co.	3,177,059	(3,177,059)	—
Industrial And Commercial Bank Of China	22,418	(22,418)	—
J.P. Morgan Securities LLC	432,116	(432,116)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	2,261,202	(2,261,202)	—
Morgan Stanley & Co. LLC	11,651,087	(11,651,087)	—
National Financial Services LLC	4,712,121	(4,712,121)	—
Scotia Capital (USA) INC	165,078	(165,078)	—
Total	$28,588,830	$(28,588,830)	$—

(1)
Collateral with a fair value of  $29,345,236 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

SmallCap Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$853,619	$(853,619)	$—
Citigroup Global Markets Inc.	483,417	(483,417)	—
Credit Suisse Securities (USA) LLC	444,728	(444,728)	—
Deutsche Bank Securities Inc.	63,665	(63,665)	—
Goldman Sachs & Co.	5,329,714	(5,329,714)	—
J.P. Morgan Securities LLC	5,109,990	(5,109,990)	—
Janney Montgomery Scott LLC	14,825	(14,825)	—
Jefferies LLC	436,805	(436,805)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	2,451,310	(2,451,310)	—
Morgan Stanley & Co. LLC	4,895,445	(4,895,445)	—
National Financial Services LLC	328,731	(328,731)	—
Natixis Securities America LLC	32,971	(32,971)	—
RBC Capital Markets, LLC	67	(67)	—
RBC Dominion Securities Inc	151,896	(151,896)	—
SG Americas Securities, LLC	2,224,656	(2,224,656)	—
Scotia Capital (USA) INC	883,562	(883,562)	—
UBS Securities LLC.	1,213,367	(1,213,367)	—
Wells Fargo Securities LLC	2,341,572	(2,341,572)	—
Total	$27,260,340	$(27,260,340)	$—

(1)
Collateral with a fair value of  $27,982,792 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	Ordinary Income	Ordinary Income	Long-term Capital Gains
MidCap Opportunities	$876,774	$—	$136,599,708
SmallCap Opportunities	222,404	1,435,266	29,920,114
The tax-basis components of distributable earnings as of December 31, 2016 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
MidCap Opportunities	$876,914	$70,718,888	$101,190,756
SmallCap Opportunities	221,397	25,254,229	44,808,503
At December 31, 2016, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.
The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2017, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 12 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2017, the following Portfolios declared distributions of:
	PER SHARE AMOUNTS
	Long-term Capital Gains	Payable Date	Record Date
MidCap Opportunities
Class ADV	$0.7682	July 5, 2017	June 30, 2017
Class I	$0.7682	July 5, 2017	June 30, 2017
Class R6	$0.7682	July 5, 2017	June 30, 2017
Class S	$0.7682	July 5, 2017	June 30, 2017
Class S2	$0.7682	July 5, 2017	June 30, 2017
SmallCap Opportunities
Class ADV	$1.5875	July 5, 2017	June 30, 2017
Class I	$1.5875	July 5, 2017	June 30, 2017
Class R6	$1.5875	July 5, 2017	June 30, 2017
Class S	$1.5875	July 5, 2017	June 30, 2017
Class S2	$1.5875	July 5, 2017	June 30, 2017
Merger: On July 14, 2017, MidCap Opportunities (“Acquiring Portfolio”) acquired all of the assets and assumed all liabilities of VY® FMR® Diversified Mid Cap Portfolio (“Acquired Portfolio”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired Portfolio on June 22, 2017. The purpose of the transaction was to provide greater scale and superior potential to maintain long-term scale benefits for shareholders of the Acquired and Acquiring Portfolios. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2017, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2017, are as follows:
Net investment income	$2,719,228
Net realized and unrealized gain on investments	$228,801,981
Net increase in net assets resulting from operations	$231,521,209
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since July 14, 2017. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Appreciation (000s)	Portfolios’ Conversion Ratio
$856,556	$1,247,553	$0	$36,383	1.0371
The net assets of the Acquiring Portfolio after the acquisition of Acquired Portfolio were $2,104,108,860.
In connection with the above merger, effective close of business on July 14, 2017, pursuant to a side letter agreement through May 1, 2019, the Investment Adviser has further lowered expense limits of MidCap Opportunities to 1.16%, 0.66%, 0.66%, 0.91% and 1.06% for Class ADV, Class I, Class R6, Class S and Class S2, respectively.
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

SUMMARY PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Portfolio	as of June 30, 2017 (Unaudited)

Sector Diversification as of June 30, 2017 (as a percentage of net assets)

Information Technology	26.1%
Consumer Discretionary	17.9%
Industrials	15.9%
Health Care	14.8%
Financials	7.0%
Materials	6.2%
Consumer Staples	4.8%
Real Estate	3.6%
Energy	2.0%
Assets in Excess of Other Liabilities*	1.7%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Consumer Discretionary: 17.9%
236,003	@	Burlington Stores, Inc.	$21,709,916	1.7
228,476	@	Dave & Buster’s Entertainment, Inc.	15,195,939	1.2
353,576	@	Dollar Tree, Inc.	24,722,034	2.0
67,170		Domino’s Pizza, Inc.	14,208,470	1.2
1,034,232		Interpublic Group of Cos., Inc.	25,442,107	2.0
131,895	@	O’Reilly Automotive, Inc.	28,850,712	2.3
810,376	L	Regal Entertainment Group	16,580,293	1.3
355,363		Ross Stores, Inc.	20,515,106	1.7
84,754	@	Ulta Beauty, Inc.	24,353,214	2.0
506,812		Other Securities	31,332,349	2.5
			222,910,140	17.9
		Consumer Staples: 4.8%
348,757		Church & Dwight Co., Inc.	18,093,513	1.5
310,810	@	Monster Beverage Corp.	15,441,041	1.2
346,990		Sysco Corp.	17,464,007	1.4
173,109		Other Securities	9,027,634	0.7
			60,026,195	4.8
		Energy: 2.0%
230,210		EQT Corp.	13,488,004	1.1
122,270		Other Securities	10,858,799	0.9
			24,346,803	2.0
		Financials: 7.0%
448,462		Citizens Financial Group, Inc.	16,001,124	1.3
227,129		Intercontinental Exchange, Inc.	14,972,344	1.2
540,470		Progressive Corp.	23,829,322	1.9
554,183		TD Ameritrade Holding Corp.	23,824,327	1.9
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
39,816		Other Securities	$8,006,998	0.7
			86,634,115	7.0
		Health Care: 14.8%
251,647		Agilent Technologies, Inc.	14,925,184	1.2
105,291	@	Align Technology, Inc.	15,806,285	1.3
186,042	@	BioMarin Pharmaceutical, Inc.	16,896,334	1.4
88,580		Cooper Cos., Inc.	21,207,824	1.7
118,780	@	Edwards Lifesciences Corp.	14,044,547	1.1
466,411	@	Exact Sciences Corp.	16,496,957	1.3
240,357	@	NuVasive, Inc.	18,488,260	1.5
219,938		PerkinElmer, Inc.	14,986,575	1.2
439,839		Zoetis, Inc.	27,437,157	2.2
475,199		Other Securities	23,853,745	1.9
			184,142,868	14.8
		Industrials: 15.9%
223,607		Alaska Air Group, Inc.	20,070,964	1.6
249,782		Fortive Corp.	15,823,690	1.3
169,200		Ingersoll-Rand PLC - Class A	15,463,188	1.2
526,792		Masco Corp.	20,128,722	1.6
138,073		Orbital ATK, Inc.	13,580,860	1.1
126,260		Parker Hannifin Corp.	20,178,873	1.6
555,338	@	Quanta Services, Inc.	18,281,727	1.5
124,402		Stanley Black & Decker, Inc.	17,507,093	1.4
77,502		TransDigm Group, Inc.	20,837,963	1.7
275,478		Waste Connections, Inc.	17,746,293	1.4
326,748		Xylem, Inc.	18,111,642	1.5
			197,731,015	15.9
		Information Technology: 26.1%
377,506		Amphenol Corp.	27,867,493	2.2
684,157	@	Ciena Corp.	17,117,608	1.4
148,490		Fidelity National Information Services, Inc.	12,681,046	1.0
246,807	@	Fiserv, Inc.	30,194,368	2.4
483,180	@	Fortinet, Inc.	18,090,259	1.5
159,588	@	Gartner, Inc.	19,710,714	1.6
186,895		Global Payments, Inc.	16,880,356	1.4
142,163		LogMeIn, Inc.	14,856,034	1.2
427,704		Maxim Integrated Products	19,203,910	1.5
334,289		Microchip Technology, Inc.	25,800,425	2.1
195,032		Motorola Solutions, Inc.	16,917,076	1.4
210,984	@	Red Hat, Inc.	20,201,718	1.6
145,050		Skyworks Solutions, Inc.	13,917,548	1.1
470,885		SS&C Technologies Holdings, Inc.	18,086,693	1.4
417,057	@	Vantiv, Inc.	26,416,390	2.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology (continued)
208,090	@,L	VMware, Inc.	$18,193,309	1.5
82,752		Other Securities	8,748,541	0.7
			324,883,488	26.1
		Materials: 6.2%
463,540	@	Axalta Coating Systems Ltd.	14,851,822	1.2
261,127	@	Berry Plastics Group, Inc.	14,886,850	1.2
337,961	@	Crown Holdings, Inc.	20,162,753	1.6
239,871		Packaging Corp. of America	26,719,231	2.2
			76,620,656	6.2
		Real Estate: 3.6%
243,616		Equity Lifestyle Properties, Inc.	21,033,806	1.7
173,148	@	SBA Communications Corp.	23,357,665	1.9
			44,391,471	3.6
		Total Common Stock (Cost $1,067,700,482)	1,221,686,751	98.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
	Securities Lending Collateralcc: 2.4%
941,448	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $941,534, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $960,277, due 07/28/17-09/09/49)	941,448	0.1
6,969,691	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $6,970,350, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $7,109,085, due 07/15/17-05/20/67)	6,969,691	0.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
6,969,691	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $6,970,350, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $7,109,085, due 07/13/17-12/01/51)	$6,969,691	0.6
1,145,950	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $1,146,050, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,168,871, due 07/15/17-01/15/37)	1,145,950	0.1
562,839	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $562,897, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $574,099, due 07/07/17-01/15/30)	562,839	0.0
5,785,917	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $5,786,454, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $5,901,636, due 07/10/17-06/20/67)	5,785,917	0.5

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
6,969,700	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $6,970,445, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,109,074, due 01/15/19-02/15/46)	$6,969,700	0.6
		29,345,236	2.4
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
24,920,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $24,920,000)	24,920,000	2.0
	Total Short-Term Investments (Cost $54,265,236)	54,265,236	4.4

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $1,121,965,718)	$1,275,951,987	102.7
Liabilities in Excess of Other Assets	(33,240,067)	(2.7)
Net Assets	$1,242,711,920	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $1,123,928,306.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$175,924,835
Gross Unrealized Depreciation	(23,901,154)
Net Unrealized Appreciation	$152,023,681

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$1,221,686,751	$—	$—	$1,221,686,751
Short-Term Investments	24,920,000	29,345,236	—	54,265,236
Total Investments, at fair value	$1,246,606,751	$29,345,236	$—	$1,275,951,987

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of June 30, 2017 (Unaudited)

Sector Diversification as of June 30, 2017 (as a percentage of net assets)

Information Technology	23.5%
Health Care	20.3%
Industrials	17.2%
Consumer Discretionary	15.1%
Materials	6.6%
Financials	6.3%
Real Estate	3.2%
Exchange-Traded Funds	1.8%
Energy	1.3%
Telecommunication Services	1.2%
Consumer Staples	1.1%
Assets in Excess of Other Liabilities*	2.4%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.8%
		Consumer Discretionary: 15.1%
102,636	L	Big Lots, Inc.	$4,957,319	1.1
158,383		Boyd Gaming Corp.	3,929,482	0.9
144,501		Camping World Holdings, Inc.	4,457,856	1.0
78,161		Cheesecake Factory	3,931,498	0.9
39,643		Childrens Place Retail Stores, Inc.	4,047,550	0.9
159,528		Dana, Inc.	3,562,260	0.8
189,212		Extended Stay America, Inc.	3,663,144	0.8
39,128		Jack in the Box, Inc.	3,854,108	0.9
220,742		Planet Fitness, Inc.	5,152,118	1.2
77,413	@	Sotheby’s	4,154,756	1.0
55,450	@	Universal Electronics, Inc.	3,706,833	0.9
928,849		Other Securities(a)	20,365,991	4.7
			65,782,915	15.1
		Consumer Staples: 1.1%
215,934		Other Securities	4,781,427	1.1
		Energy: 1.3%
242,397		Other Securities	5,705,336	1.3
		Financials: 6.3%
160,524		Home Bancshares, Inc./ Conway AR	3,997,048	0.9
47,035	@	Texas Capital Bancshares, Inc.	3,640,509	0.8
797,763		Other Securities(a)	19,931,345	4.6
			27,568,902	6.3
		Health Care: 20.3%
61,079	@	Amedisys, Inc.	3,836,372	0.9
105,266	@	Catalent, Inc.	3,694,837	0.9
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care (continued)
21,822		Chemed Corp.	$4,463,254	1.0
73,400	@	HealthEquity, Inc.	3,657,522	0.8
124,566		Healthsouth Corp.	6,028,994	1.4
101,485	@	Merit Medical Systems, Inc.	3,871,653	0.9
63,668	@	NuVasive, Inc.	4,897,343	1.1
85,398	@	Prestige Brands Holdings, Inc.	4,509,868	1.0
227,467	@	Select Medical Holdings Corp.	3,491,618	0.8
1,479,345		Other Securities(a)	50,367,265	11.5
			88,818,726	20.3
		Industrials: 17.2%
144,649		Actuant Corp.	3,558,365	0.8
32,219		Allegiant Travel Co.	4,368,896	1.0
38,434		Curtiss-Wright Corp.	3,527,473	0.8
52,148		EnPro Industries, Inc.	3,721,803	0.9
179,122		Knoll, Inc.	3,591,396	0.8
46,427	L	Lindsay Corp.	4,143,610	1.0
43,313		Regal-Beloit Corp.	3,532,175	0.8
80,437		Simpson Manufacturing Co., Inc.	3,515,901	0.8
28,695	@	Teledyne Technologies, Inc.	3,662,917	0.8
56,247		Watts Water Technologies, Inc.	3,554,810	0.8
61,100		Woodward, Inc.	4,129,138	0.9
717,312		Other Securities	33,935,995	7.8
			75,242,479	17.2
		Information Technology: 23.5%
116,659	@,L	BroadSoft, Inc.	5,022,170	1.2
71,153	@	Commvault Systems, Inc.	4,016,587	0.9
82,927	@	Electronics for Imaging, Inc.	3,929,081	0.9
51,216	@	Ellie Mae, Inc.	5,629,151	1.3
69,793	@	EPAM Systems, Inc.	5,868,893	1.3
37,378		Fair Isaac Corp.	5,210,867	1.2
220,748	@	Integrated Device Technology, Inc.	5,693,091	1.3
43,647		j2 Global, Inc.	3,713,923	0.9
46,848	@	Proofpoint, Inc.	4,067,812	0.9
1,616,508		Other Securities(a)	59,252,656	13.6
			102,404,231	23.5
		Materials: 6.6%
115,565	@	Boise Cascade Co.	3,513,176	0.8
51,095		Minerals Technologies, Inc.	3,740,154	0.9
69,712		Worthington Industries, Inc.	3,500,936	0.8
612,306		Other Securities	18,113,457	4.1
			28,867,723	6.6
		Real Estate: 3.2%
62,529		DuPont Fabros Technology, Inc.	3,824,274	0.9
90,057		QTS Realty Trust, Inc.	4,712,683	1.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
153,333	Urban Edge Properties	$3,638,592	0.8
23,758	Other Securities	1,990,920	0.4
		14,166,469	3.2
	Telecommunication Services: 1.2%
88,895	Cogent Communications Holdings, Inc.	3,564,689	0.8
100,786	Other Securities	1,507,759	0.4
		5,072,448	1.2
	Total Common Stock (Cost $369,986,785)	418,410,656	95.8
EXCHANGE-TRADED FUNDS: 1.8%
45,282	iShares Russell 2000 Growth Index Fund	7,642,243	1.8
	Total Exchange-Traded Funds (Cost $6,830,967)	7,642,243	1.8
RIGHTS: 0.0%
	Health Care: 0.0%
29,795	Other Securities	33,072	0.0
	Total Rights (Cost $15,806)	33,072	0.0
	Total Long-Term Investments (Cost $376,833,558)	426,085,971	97.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.9%
	Securities Lending Collateralcc: 6.4%
897,738	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $897,820, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $915,693, due 07/28/17-09/09/49)	897,738	0.2
6,646,091	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $6,646,719, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $6,779,013, due 07/15/17-05/20/67)	6,646,091	1.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
6,646,091	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $6,646,719, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $6,779,013, due 07/13/17-12/01/51)	$6,646,091	1.5
1,092,746	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $1,092,841, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,114,603, due 07/15/17-01/15/37)	1,092,746	0.3
536,708	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $536,763, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $547,445, due 07/07/17-01/15/30)	536,708	0.1
5,517,318	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $5,517,830, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $5,627,665, due 07/10/17-06/20/67)	5,517,318	1.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
6,646,100	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $6,646,810, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,779,003, due 01/15/19-02/15/46)	$6,646,100	1.5
		27,982,792	6.4
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.5%
10,934,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $10,934,000)	10,934,000	2.5
	Total Short-Term Investments (Cost $38,916,792)	38,916,792	8.9

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $415,750,350)	$465,002,763	106.5
Liabilities in Excess of Other Assets	(28,378,448)	(6.5)
Net Assets	$436,624,315	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2017.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $417,282,368.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$61,953,819
Gross Unrealized Depreciation	(14,233,424)
Net Unrealized Appreciation	$47,720,395

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$418,410,656	$—	$—	$418,410,656
Exchange-Traded Funds	7,642,243	—	—	7,642,243
Rights	—	—	33,072	33,072
Short-Term Investments	10,934,000	27,982,792	—	38,916,792
Total Investments, at fair value	$436,986,899	$27,982,792	$33,072	$465,002,763

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
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VPSAR-VPTADVISS2          (0617-081817)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments filed herein.

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Consumer Discretionary: 17.9%
236,003	@	Burlington Stores, Inc.	21,709,916	1.7
236,001		Coach, Inc.	11,172,287	0.9
228,476	@	Dave & Buster's Entertainment, Inc.	15,195,939	1.2
186,551	@	Dish Network Corp. - Class A	11,707,941	0.9
353,576	@	Dollar Tree, Inc.	24,722,034	2.0
67,170		Domino's Pizza, Inc.	14,208,470	1.1
1,034,232		Interpublic Group of Cos., Inc.	25,442,107	2.1
84,260		Marriott International, Inc.	8,452,121	0.7
131,895	@	O'Reilly Automotive, Inc.	28,850,712	2.3
810,376	L	Regal Entertainment Group	16,580,293	1.3
355,363		Ross Stores, Inc.	20,515,106	1.7
84,754	@	Ulta Beauty, Inc.	24,353,214	2.0
			222,910,140	17.9

		Consumer Staples: 4.8%
173,109		Campbell Soup Co.	9,027,634	0.7
348,757		Church & Dwight Co., Inc.	18,093,513	1.5
310,810	@	Monster Beverage Corp.	15,441,041	1.2
346,990		Sysco Corp.	17,464,007	1.4
			60,026,195	4.8

		Energy: 2.0%
122,270	@	Diamondback Energy, Inc.	10,858,799	0.9
230,210		EQT Corp.	13,488,004	1.1
			24,346,803	2.0

		Financials: 7.0%
448,462		Citizens Financial Group, Inc.	16,001,124	1.3
227,129		Intercontinental Exchange, Inc.	14,972,344	1.2
39,816		MarketAxess Holdings, Inc.	8,006,998	0.7
540,470		Progressive Corp.	23,829,322	1.9
554,183		TD Ameritrade Holding Corp.	23,824,327	1.9
			86,634,115	7.0

		Health Care: 14.8%
251,647		Agilent Technologies, Inc.	14,925,184	1.2
105,291	@	Align Technology, Inc.	15,806,285	1.3
186,042	@	BioMarin Pharmaceutical, Inc.	16,896,334	1.4
88,580		Cooper Cos., Inc.	21,207,824	1.7
118,780	@	Edwards Lifesciences Corp.	14,044,547	1.1
466,411	@	Exact Sciences Corp.	16,496,957	1.3
284,131	@	Exelixis, Inc.	6,998,147	0.6
66,765	@	Laboratory Corp. of America Holdings	10,291,157	0.8
240,357	@	NuVasive, Inc.	18,488,260	1.5
219,938		PerkinElmer, Inc.	14,986,575	1.2
124,303	@	Prestige Brands Holdings, Inc.	6,564,441	0.5
439,839		Zoetis, Inc.	27,437,157	2.2
			184,142,868	14.8

		Industrials: 15.9%
223,607		Alaska Air Group, Inc.	20,070,964	1.6
249,782		Fortive Corp.	15,823,690	1.3
169,200		Ingersoll-Rand PLC - Class A	15,463,188	1.2
526,792		Masco Corp.	20,128,722	1.6
138,073		Orbital ATK, Inc.	13,580,860	1.1
126,260		Parker Hannifin Corp.	20,178,873	1.6
555,338	@	Quanta Services, Inc.	18,281,727	1.5
124,402		Stanley Black & Decker, Inc.	17,507,093	1.4
77,502		TransDigm Group, Inc.	20,837,963	1.7
275,478		Waste Connections, Inc.	17,746,293	1.4
326,748		Xylem, Inc.	18,111,642	1.5
			197,731,015	15.9

		Information Technology: 26.1%
377,506		Amphenol Corp.	27,867,493	2.2
684,157	@	Ciena Corp.	17,117,608	1.4
82,752	@	Electronic Arts, Inc.	8,748,541	0.7
148,490		Fidelity National Information Services, Inc.	12,681,046	1.0
246,807	@	Fiserv, Inc.	30,194,368	2.4
483,180	@	Fortinet, Inc.	18,090,259	1.5
159,588	@	Gartner, Inc.	19,710,714	1.6
186,895		Global Payments, Inc.	16,880,356	1.4
142,163		LogMeIn, Inc.	14,856,034	1.2
427,704		Maxim Integrated Products	19,203,910	1.5
334,289		Microchip Technology, Inc.	25,800,425	2.1
195,032		Motorola Solutions, Inc.	16,917,076	1.4
210,984	@	Red Hat, Inc.	20,201,718	1.6
145,050		Skyworks Solutions, Inc.	13,917,548	1.1
470,885		SS&C Technologies Holdings, Inc.	18,086,693	1.4
417,057	@	Vantiv, Inc.	26,416,390	2.1
208,090	@,L	VMware, Inc.	18,193,309	1.5
			324,883,488	26.1

		Materials: 6.2%
463,540	@	Axalta Coating Systems Ltd.	14,851,822	1.2
261,127	@	Berry Plastics Group, Inc.	14,886,850	1.2
337,961	@	Crown Holdings, Inc.	20,162,753	1.6
239,871		Packaging Corp. of America	26,719,231	2.2
			76,620,656	6.2

		Real Estate: 3.6%
243,616		Equity Lifestyle Properties, Inc.	21,033,806	1.7
173,148	@	SBA Communications Corp.	23,357,665	1.9
			44,391,471	3.6

	Total Common Stock (Cost $1,067,700,482)		1,221,686,751	98.3

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
	Securities Lending Collateralcc: 2.4%
941,448	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $941,534, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $960,277, due 07/28/17-09/09/49)	941,448	0.1
6,969,691	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $6,970,350, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $7,109,085, due 07/15/17-05/20/67)	6,969,691	0.5
6,969,691	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $6,970,350, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $7,109,085, due 07/13/17-12/01/51)	6,969,691	0.6
1,145,950	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $1,146,050, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,168,871, due 07/15/17-01/15/37)	1,145,950	0.1
562,839	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $562,897, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $574,099, due 07/07/17-01/15/30)	562,839	0.0
5,785,917	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $5,786,454, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $5,901,636, due 07/10/17-06/20/67)	5,785,917	0.5
6,969,700	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $6,970,445, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,109,074, due 01/15/19-02/15/46)	6,969,700	0.6
		29,345,236	2.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
24,920,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $24,920,000)	24,920,000	2.0

	Total Short-Term Investments (Cost $54,265,236)	54,265,236	4.4

	Total Investments in Securities (Cost $1,121,965,718)	$1,275,951,987	102.7
	Liabilities in Excess of Other Assets	(33,240,067)	(2.7)
	Net Assets	$1,242,711,920	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $1,123,928,306.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$175,924,835
Gross Unrealized Depreciation	(23,901,154)

Net Unrealized Appreciation	$152,023,681

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.8%
		Consumer Discretionary: 15.1%
112,896		AMC Entertainment Holdings, Inc.	2,568,384	0.6
102,409	@	At Home Group, Inc.	2,385,106	0.6
102,636	L	Big Lots, Inc.	4,957,319	1.1
158,383		Boyd Gaming Corp.	3,929,482	0.9
41,231	@	Bright Horizons Family Solutions, Inc.	3,183,446	0.7
59,559		CalAtlantic Group, Inc.	2,105,411	0.5
144,501		Camping World Holdings, Inc.	4,457,856	1.0
78,161		Cheesecake Factory	3,931,498	0.9
39,643		Childrens Place Retail Stores, Inc.	4,047,550	0.9
200,497		ClubCorp Holdings, Inc.	2,626,511	0.6
159,528		Dana, Inc.	3,562,260	0.8
189,212		Extended Stay America, Inc.	3,663,144	0.8
116,047	@	Imax Corp.	2,553,034	0.6
119,715	@,L	J. Jill, Inc.	1,471,297	0.3
39,128		Jack in the Box, Inc.	3,854,108	0.9
114,546	@	Nautilus, Inc.	2,193,556	0.5
220,742		Planet Fitness, Inc.	5,152,118	1.2
77,413	@	Sotheby's	4,154,756	1.0
61,949		Tile Shop Holdings, Inc.	1,279,247	0.3
55,450	@	Universal Electronics, Inc.	3,706,832	0.9
			65,782,915	15.1

		Consumer Staples: 1.1%
119,271	@	Blue Buffalo Pet Products, Inc.	2,720,572	0.6
96,663		Vector Group Ltd.	2,060,855	0.5
			4,781,427	1.1

		Energy: 1.3%
111,259	@	Carrizo Oil & Gas, Inc.	1,938,132	0.5
21,019	@	Dril-Quip, Inc.	1,025,727	0.2
69,609	@	Unit Corp.	1,303,777	0.3
40,510		US Silica Holdings, Inc.	1,437,700	0.3
			5,705,336	1.3

		Financials: 6.3%
35,901		Amerisafe, Inc.	2,044,562	0.5
36,988		Evercore Partners, Inc.	2,607,654	0.6
160,524		Home Bancshares, Inc./Conway AR	3,997,048	0.9
80,217		Houlihan Lokey, Inc.	2,799,573	0.6
270,367	@	MGIC Investment Corp.	3,028,111	0.7
170,851		OM Asset Management Plc	2,538,846	0.6
27,688		Pinnacle Financial Partners, Inc.	1,738,806	0.4
35,659		Primerica, Inc.	2,701,169	0.6
47,035	@	Texas Capital Bancshares, Inc.	3,640,509	0.8
140,092	L	Virtu Financial, Inc.	2,472,624	0.6
			27,568,902	6.3

		Health Care: 20.3%
35,970	@	Aerie Pharmaceuticals, Inc.	1,890,223	0.4
61,079	@	Amedisys, Inc.	3,836,372	0.9
16,100	@	Bluebird Bio, Inc.	1,691,305	0.4
105,266	@	Catalent, Inc.	3,694,837	0.8
29,045	@	Charles River Laboratories International, Inc.	2,937,902	0.7
21,822		Chemed Corp.	4,463,254	1.0
18,105	@	Clovis Oncology, Inc.	1,695,171	0.4
109,225	@	Dermira, Inc.	3,182,816	0.7
68,561	@,L	Epizyme, Inc.	1,035,271	0.2
50,897	@,L	Exact Sciences Corp.	1,800,227	0.4
73,400	@	HealthEquity, Inc.	3,657,522	0.8
124,566		Healthsouth Corp.	6,028,994	1.4
38,043		Hill-Rom Holdings, Inc.	3,028,603	0.7
101,462	@	Horizon Pharma PLC	1,204,354	0.3
93,999	@,L	Lexicon Pharmaceuticals, Inc.	1,546,283	0.4
19,171	@,L	Ligand Pharmaceuticals, Inc.	2,327,359	0.5
21,263	@	Loxo Oncology, Inc.	1,705,080	0.4
45,480	@,L	MacroGenics, Inc.	796,355	0.2
22,781	@	Masimo Corp.	2,077,172	0.5
34,916	@	Medidata Solutions, Inc.	2,730,431	0.6
101,485	@	Merit Medical Systems, Inc.	3,871,653	0.9
35,374	@,L	Myovant Sciences Ltd.	413,876	0.1
87,181	@	Natus Medical, Inc.	3,251,851	0.7
63,668	@	NuVasive, Inc.	4,897,343	1.1
52,477	@	Omnicell, Inc.	2,261,759	0.5
80,648		Owens & Minor, Inc.	2,596,059	0.6
42,298	@	Pacira Pharmaceuticals, Inc.	2,017,615	0.5
26,245	@	Portola Pharmaceuticals, Inc.	1,474,182	0.3
85,398	@	Prestige Brands Holdings, Inc.	4,509,868	1.0
31,623	@,L	Prothena Corp. PLC	1,711,437	0.4
52,877	@,L	Radius Health, Inc.	2,391,627	0.6
54,979	@,L	Sarepta Therapeutics, Inc.	1,853,342	0.4
227,467	@	Select Medical Holdings Corp.	3,491,618	0.8
291,097	@,L	TherapeuticsMD, Inc.	1,534,081	0.4
19,528	@	Ultragenyx Pharmaceutical, Inc.	1,212,884	0.3
			88,818,726	20.3

		Industrials: 17.2%
144,649		Actuant Corp.	3,558,365	0.8
42,567	@	Advisory Board Co.	2,192,200	0.5
32,219		Allegiant Travel Co.	4,368,896	1.0
68,346	@	Beacon Roofing Supply, Inc.	3,348,954	0.8
46,821		CIRCOR International, Inc.	2,780,231	0.6
38,434		Curtiss-Wright Corp.	3,527,473	0.8
45,952		EMCOR Group, Inc.	3,004,342	0.7
52,148		EnPro Industries, Inc.	3,721,803	0.9
53,236		Exponent, Inc.	3,103,659	0.7
54,669		Granite Construction, Inc.	2,637,233	0.6
67,839		Healthcare Services Group, Inc.	3,176,900	0.7

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
83,098		Knight Transportation, Inc.	3,078,781	0.7
179,122		Knoll, Inc.	3,591,396	0.8
99,087		Korn/Ferry International	3,421,474	0.8
46,427	L	Lindsay Corp.	4,143,610	1.0
50,096		Matthews International Corp.	3,068,380	0.7
43,313		Regal-Beloit Corp.	3,532,175	0.8
17,149	@	Saia, Inc.	879,744	0.2
80,437		Simpson Manufacturing Co., Inc.	3,515,901	0.8
28,695	@	Teledyne Technologies, Inc.	3,662,917	0.8
19,030		Tennant Co.	1,404,414	0.3
69,422	@	TrueBlue, Inc.	1,839,683	0.4
56,247		Watts Water Technologies, Inc.	3,554,810	0.8
61,100		Woodward, Inc.	4,129,138	1.0
			75,242,479	17.2

		Information Technology: 23.5%
116,659	@,L	BroadSoft, Inc.	5,022,170	1.2
112,144	@	CalAmp Corp.	2,279,887	0.5
105,038	@	Cardtronics plc	3,451,549	0.8
10,036	@	Coherent, Inc.	2,258,000	0.5
71,153	@	Commvault Systems, Inc.	4,016,587	0.9
98,667	@,L	Coupa Software, Inc.	2,859,370	0.7
126,829	@	Cray, Inc.	2,333,654	0.5
82,927	@	Electronics for Imaging, Inc.	3,929,081	0.9
51,216	@	Ellie Mae, Inc.	5,629,151	1.3
69,793	@	EPAM Systems, Inc.	5,868,893	1.3
35,506	@	Euronet Worldwide, Inc.	3,102,159	0.7
37,378		Fair Isaac Corp.	5,210,867	1.2
49,481	@	Guidewire Software, Inc.	3,399,839	0.8
194,893	@	Infinera Corp.	2,079,508	0.5
220,748	@	Integrated Device Technology, Inc.	5,693,091	1.3
43,647		j2 Global, Inc.	3,713,923	0.9
17,113		Littelfuse, Inc.	2,823,645	0.6
54,452	@	Manhattan Associates, Inc.	2,616,963	0.6
127,799	@,L	Match Group, Inc.	2,221,147	0.5
64,737	@	Microsemi Corp.	3,029,692	0.7
28,624		Monolithic Power Systems, Inc.	2,759,354	0.6
44,713		National Instruments Corp.	1,798,357	0.4
59,880	@	Netscout Systems, Inc.	2,059,872	0.5
45,192		Power Integrations, Inc.	3,294,497	0.8
46,848	@	Proofpoint, Inc.	4,067,812	0.9
70,982	@	PROS Holdings, Inc.	1,944,197	0.4
128,137	@	Rapid7, Inc.	2,156,546	0.5
81,060	@	RingCentral, Inc.	2,962,743	0.7
45,069	@	SPS Commerce, Inc.	2,873,599	0.7
57,443	@	Synaptics, Inc.	2,970,377	0.7
10,557		Universal Display Corp.	1,153,352	0.3
48,156	@	WebMD Health Corp.	2,824,349	0.6
			102,404,231	23.5

		Materials: 6.6%
115,565	@	Boise Cascade Co.	3,513,176	0.8
152,065		Commercial Metals Co.	2,954,623	0.7
57,025		Greif, Inc. - Class A	3,180,854	0.7
65,721		HB Fuller Co.	3,359,000	0.8
132,205		KapStone Paper and Packaging Corp.	2,727,389	0.6
51,095		Minerals Technologies, Inc.	3,740,154	0.9
68,050		PolyOne Corp.	2,636,257	0.6
137,240		Valvoline, Inc.	3,255,333	0.7
69,712		Worthington Industries, Inc.	3,500,937	0.8
			28,867,723	6.6

		Real Estate: 3.2%
62,529		DuPont Fabros Technology, Inc.	3,824,274	0.9
23,758		EastGroup Properties, Inc.	1,990,920	0.4
90,057		QTS Realty Trust, Inc.	4,712,683	1.1
153,333		Urban Edge Properties	3,638,592	0.8
			14,166,469	3.2

		Telecommunication Services: 1.2%
100,786	@	Boingo Wireless, Inc.	1,507,759	0.4
88,895		Cogent Communications Holdings, Inc.	3,564,689	0.8
			5,072,448	1.2

	Total Common Stock (Cost $369,986,785)		418,410,656	95.8

EXCHANGE-TRADED FUNDS: 1.8%
45,282		iShares Russell 2000 Growth Index Fund	7,642,243	1.8

	Total Exchange-Traded Funds (Cost $6,830,967)		7,642,243	1.8

RIGHTS: 0.0%
		Health Care: 0.0%
29,795	@	Dyax, Corp. - CVR	33,072	0.0

	Total Rights (Cost $15,806)		33,072	0.0

	Total Long-Term Investments (Cost $376,833,558)		426,085,971	97.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.9%
	Securities Lending Collateralcc: 6.4%
897,738	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $897,820, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $915,693, due 07/28/17-09/09/49)	897,738	0.2

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
6,646,091	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $6,646,719, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $6,779,013, due 07/15/17-05/20/67)	6,646,091	1.5
6,646,091	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $6,646,719, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $6,779,013, due 07/13/17-12/01/51)	6,646,091	1.5
1,092,746	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $1,092,841, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,114,603, due 07/15/17-01/15/37)	1,092,746	0.3
536,708	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $536,763, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $547,445, due 07/07/17-01/15/30)	536,708	0.1
5,517,318	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $5,517,830, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $5,627,665, due 07/10/17-06/20/67)	5,517,318	1.3
6,646,100	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $6,646,810, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,779,003, due 01/15/19-02/15/46)	6,646,100	1.5
		27,982,792	6.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.5%
10,934,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $10,934,000)	10,934,000	2.5

	Total Short-Term Investments (Cost $38,916,792)	38,916,792	8.9

	Total Investments in Securities (Cost $415,750,350)	$465,002,763	106.5
	Liabilities in Excess of Other Assets	(28,378,448)	(6.5)
	Net Assets	$436,624,315	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $417,282,368.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$61,953,819
Gross Unrealized Depreciation	(14,233,424)

Net Unrealized Appreciation	$47,720,395

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Products Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 6, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 6, 2017